Property and equipment, net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	¥ 327,483	¥ 308,656
Accumulated depreciation	(182,195)	(141,916)
Net book value	145,288	166,740
Depreciation	64,610	67,875	¥ 46,638
Machinery
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	130,786	130,866
Leasehold improvement
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	88,209	92,340
Computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	39,536	41,422
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	26,572	28,123
Vehicles
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	11,371	13,128
Construction in process
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	¥ 31,009	¥ 2,777